SHARE CAPITAL	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL
SHARE CAPITAL

13. SHARE CAPITAL

        The Company has three authorized classes of ordinary shares, Class A, Class B and Class C with €0.01, € 0.10 and €0.09 par value, respectively. The principal features of the three classes of ordinary shares are as follows:

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  Class A shares, par value €0.01 per share, entitled to one vote per share. The Class A shares share ratably with the Class B shares, on a pari passu basis, in any dividends or other distributions.
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  Class B shares, par value €0.10 per share, entitled to ten votes per share. Class B shares may only be transferred to qualified holders. In order to sell a Class B share, it must be converted into a Class A share.

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  Class C shares, par value €0.09 per share, entitled to nine votes per share. The Class C shares are entitled to a fixed nominal amount in the event of a dividend or distribution limited to €0.01 per share in any one financial year if any such shares were to be outstanding on the record date for a dividend declaration. The Class C shares are used for technical purposes related to the conversion of Class B shares into Class A shares. During the periods between conversion and cancellation, all Class C shares are held by Yandex Conversion Foundation (Stichting Yandex Conversion). Yandex Conversion Foundation was incorporated under the laws of the Netherlands in October 2008 for the sole purpose of facilitating the conversion of Class B shares into Class A shares. Yandex Conversion Foundation is managed by a board of directors appointed by the Company.

        On September 21, 2009, the Company issued a Priority Share to Sberbank. The holder of the Priority Share has the right to veto the accumulation of stakes in the Company in excess of 25% by a single entity, a group of related parties or parties acting in concert. The holder of the Priority Share does not have any rights to influence operating decisions of the Company nor is it entitled to a seat on the Company's Board. Transfer of the Priority Share requires the approval of the Board. The Priority Share has been purchased by Sberbank at its par value of €1 and is entitled to a normal pro rata dividend distribution.

        The Company's articles of association authorize a special class of preference shares as a form of an anti-takeover defense. The Company's Board has the irrevocable authority for a period of five years to issue preference shares and grant rights to subscribe for preference shares up to the Company's authorized share capital from time to time. This authority may be renewed by a resolution of the general meeting of shareholders for a subsequent period of up to five years. The preference shares, if issued, would be entitled to receive preferential dividends at a rate of 12-month EURIBOR plus 200 basis points on the amount paid thereon, prior and in preference to distributions in respect of ordinary shares. No preference shares have been issued.

        The share capital as of each balance sheet date is as follows (EUR in millions):

	December 31, 2012			December 31, 2013
	Shares	EUR	RUR	Shares	EUR	RUR
Authorized:	4,318,989,446			4,204,230,282
Priority share	1			1
Preference shares	2,000,000,001			2,000,000,001
Class A ordinary shares	2,000,000,000			2,000,000,000
Class B ordinary shares	159,494,722			102,115,140
Class C ordinary shares	159,494,722			102,115,140
Issued and fully paid:	355,732,713	€17.0	547	353,032,573	€11.9	335
Priority share	1	—	—	1	—	—
Preference shares	—	—	—	—	—	—
Class A ordinary shares	202,318,864	2.0	83	256,998,306	2.5	106
Class B ordinary shares	125,441,218	12.5	362	72,923,447	7.3	138
Class C ordinary shares	27,972,630	2.5	102	23,110,819	2.1	91

        Treasury Class C shares are not disclosed as such due to the technical nature of this class of shares.

        The Company repurchases its Class A shares from time to time in part to reduce the dilutive effects of its Share-Based Awards to employees and consultants of the Company.

        In March 2013, the Company's Board of Directors authorized a program to repurchase up to 12,000,000 Class A shares from time to time in open market transactions. In December 2013, the Company's Board of Directors authorized an increase in the existing program by 3,000,000 shares. The amended repurchase program may be in effect through November 20, 2014.

        For the year ended December 31, 2013, the Company repurchased 8,599,377 Class A shares at an average price of $30.70 per share for a total amount of RUR 8,518 ($260.3). Out of these shares 2,333,132 were used to satisfy the Company's obligations under Share-Based Awards. Treasury stock is accounted for under the cost method.